EQUITY - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended
		Mar. 16, 2022	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) subsidiary $ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) shares	Mar. 15, 2022 shares	Mar. 14, 2022 shares	Dec. 31, 2021 USD ($)
Equity			$ 18,892,000	$ 14,039,000	[1]	$ 18,892,000		$ 14,039,000	[1]	$ 18,429,000			$ 13,000,000
Decrease through other distributions to owners, equity	[2]					1,290,000		1,474,000
Net (loss) income attributable to limited partnership unitholders			$ (16,000)	47,000		$ 9,000		55,000
Exchangeable shares received for every two LP Units held (in shares) | shares											1
Exchange ratio, exchangeable shares | shares											2
Exchange ratio (in shares) | shares						1
Unit issuance						$ 1,475,000
Partnership commitment agreement, maximum amount						$ 1,500,000
Fixed preferential cumulative distribution percentage			6.00%			6.00%
Associates | Holding LP
Number of shares issued (in shares) | shares											73,000,000
Entities with joint control or significant influence
Dividends recognised as distributions to owners				0				0
Incentive distribution rights based on percent increase in unit price						20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold | $ / shares			$ 18.08			$ 31.53
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners			$ 13,000	$ 14,000		$ 27,000		$ 23,000
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 0.0625	$ 0.0625		$ 0.0625		$ 0.0625
Limited partners
Equity			$ 1,456,000	$ 1,417,000	[1]	$ 1,456,000		$ 1,417,000	[1]	$ 1,408,000			2,252,000
Decrease through other distributions to owners, equity	[2]					$ 10,000		$ 9,000
Weighted average number of ordinary shares outstanding (in shares) | shares			74,600,000	75,300,000		74,600,000		76,000,000
Units repurchased and canceled (in shares) | shares						0		2,525,490
Number of shares issued (in shares) | shares			74,613,125			74,613,125				74,612,503
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary						65.40%
Number of shares issued (in shares) | shares			4			4				4
Brookfield Asset Management Inc. | Preference shares
Unit issuance						$ 15,000
Number of partnership's subsidiaries (in subsidiaries) | subsidiary						3
Cumulative preferencial cash dividend as a percentage of redemption value						5.00%
Redemption- exchange units
Proportion of ownership interest in subsidiary		75.00%
Number of shares issued (in shares) | shares			72,954,963			72,954,963				72,955,585		35,000,000
Converted to class C shares (in shares) | shares						(622,000,000)
Redemption- exchange units | Holding LP
Number of shares issued (in shares) | shares												38,000,000
Equity Attributable To Owners Of Parent Special Limited Partner
Number of shares issued (in shares) | shares			4			4				4
Interest of others in operating subsidiaries
Equity			$ 13,162,000	$ 9,893,000	[1]	$ 13,162,000		$ 9,893,000	[1]	$ 12,835,000			8,722,000
Decrease through other distributions to owners, equity			968,000	869,000		1,219,000	[2]	1,451,000	[2]
Preferred securities
Equity			$ 1,490,000	$ 15,000	[1]	1,490,000		$ 15,000	[1]	$ 1,490,000			$ 15,000
Decrease through other distributions to owners, equity	[2]					$ 44,000

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.
[2]	See Note 19 for additional information on distributions and Unit repurchases.